UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [  ];              Amendment Number:
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lisa M. Pankratz
Title:        Vice President
Phone:        (604) 601-8324

Signature, Place, and Date of Signing:

     /s/ Lisa M. Pankratz         Vancouver, B.C. Canada       November 5, 2003
     ----------------------      ----------------------        -----------------
     [Signature]                 [City, State]                 [Date]

The Other Included Manager, McElvaine Investment Management Ltd., ("MIML") is under common control with the Filing Manager. MIML exercises sole investment discretion and sole voting authority over the seucrities it manages.

Report Type  (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Mackenzie Financial Corporation (Form 13F File Number 28-5178) with respect to securities held in Mackenzie Universal Select Managers Fund, Mackenzie Universal Select Managers Canada Fund, Mackenzie Universal Select Managers Capital Class, Mackenzie Universal Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class, Mackenzie Cundill American Capital Class, Mackenzie Universal Select Managers International Capital Class, IG Mackenzie Select Managers Fund, and IG Mackenzie Select Managers Canada Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            1
                                                  -----------------------

Form 13F Information Table Entry Total:                      21
                                                  -----------------------

Form 13F Information Table Value Total:                 $303,799,228
                                                  -----------------------


List of Other Included Managers:

      01 - McElvaine Investment Management Ltd.

                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of         Title of  CUSIP       Value     Shrs or      SH/PRN  Put/  Investment  Other     Voting   Authority
issuer          class                 (x$1000)  prn amt              Call  discretion  managers  Sole       Shared    None

Alderwoods     Common     014383103   11,938    1,540,000    SH            OTHER       01        1,065,000     0   475,000
Group Inc.     Stock


BCE Inc.       Common     05534B109   20,831      965,000    SH            SOLE                    965,000     0       0
               Stock


Brascan        Cl. A      10549P606   22,646      895,942    SH            SOLE                    895,942     0       0
Corp.          Ltd. Vtg.
               Shares


Canadian       Common     136069101   13,926      340,000    SH            SOLE                    340,000     0       0
Imperial       Stock
Bank of
Commerce


Canadian       Common     136385101   22,106      537,000    SH            SOLE                    537,000     0       0
Natural        Stock
Resources
Ltd.


Encana Corp.   Common     292505104   13,941      385,000    SH            SOLE                    385,000     0       0
               Stock


Fairfax        Sub.       303901102   22,734      145,850    SH            SOLE                    145,850     0       0
Financial      Vtg.
Holdings Ltd.  Shares


Focus          Common     344159108    1,854      755,000    SH            SOLE                    755,000     0       0
Enhancements   Stock
Inc.


Goldcorp       Common     380956409    9,768      699,760    SH            SOLE                    699,760     0       0
Inc.           Stock


Grill          Common     398502203      998      434,900    SH            SOLE                    434,900     0       0
Concepts       Stock
Inc.


IDT Corp.      Common     448947309   37,861    2,096,400    SH            SOLE                  2,096,400     0       0
Class "B"      Stock


Liberty        Common     530718105   55,346    5,551,271    SH            SOLE                  5,551,271     0       0
Media Corp.    Stock-A
New


Mattell Inc.   Common     577081102    5,328      281,000    SH            OTHER       01                0     0   281,000
               Stock


McDonalds      Common     580135101      363       15,400    SH            SOLE                     15,400     0       0
Corp.          Stock


Natuzzi        ADR        63905A101      310       30,400    SH            SOLE                     30,400     0       0
S.p.A.



Noranda Inc.   Common     655422103   21,872    2,124,900    SH            SOLE                  2,124,900     0       0
               Stock


Potlatch       Common     737628107    6,957      234,100    SH            SOLE                    234,100     0       0
Corporation    Stock


Quebecor       Common     748203106    3,532      188,000    SH            SOLE                    188,000     0       0
World Inc.     Stock


Time           Common     00184A105    7,555      500,000    SH            SOLE                    500,000     0       0
Warner         Stock


Talisman       Common     87425E103    2,065       43,500    SH            SOLE                     43,500     0       0
Energy Inc.    Stock


Videsh         ADR        92659G600   21,869    4,165,500    SH            SOLE                  4,165,500     0       0
Sanchar
Nigam Ltd. -
sp ADR
